SEGMENT INFORMATION - Reconciliation of Net Income to Adjusted EBITDA (Details) - USD ($) $ in Thousands	3 Months Ended			12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting Information [Line Items]
Income before income taxes				$ (216,268)	$ (29,802)	$ 47,737
Add:
Interest expense				59,092	48,586	21,314
Depreciation and amortization				105,903	91,822	72,264
Proportional adjusted EBITDA for equity method investees				33,667	6,006	0
Adjustments related to MVC shortfall payments				(11,902)	26,565	17,025
Unit-based compensation				7,017	5,841	4,242
Loss on asset sales				42	442	113
Long-lived asset impairment	$ 1,600	$ 7,700	$ 5,500	9,305	5,505	0
Goodwill impairment	$ 248,900		$ 54,200	248,851	54,199	0
Less:
Interest income				2	4	5
Gain on asset sales				214	0	0
Impact of purchase price adjustment				0	1,185	0
Corporate
Add:
Allocated corporate expenses				27,352	15,441	10,153
Depreciation and amortization				603	587	451
Reportable Segments
Add:
Depreciation and amortization				105,300	91,235	71,813
Adjustments related to MVC shortfall payments				(11,902)	26,565	17,025
Less:
Total reportable segment adjusted EBITDA				$ 262,843	$ 223,416	$ 172,843